UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Jun 30, 2009.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     July 28, 2009



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       76
Form 13F Information Table Value Total:	      363,532,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      16,783   117,835   Sole   None
Oracle Corporation              38389x105      15,598   728,179   Sole   None
PepsiCo, Inc.                   713448108      15,081   274,402   Sole   None
Berkshire Hathaway      B       084670207      13,908     4,803   Sole   None
Walgreen Co                     931422109      13,746   467,545   Sole   None
United Technologies             913017109      12,919   248,624   Sole   None
Google Inc                      38259P508      12,292    29,157   Sole   None
Microsoft Corp                  594918104      12,268   516,101   Sole   None
Procter & Gamble                742718109      11,595   226,903   Sole   None
Alliant Techsystems Inc.        018804104      11,588   140,705   Sole   None
Alcon Inc                       H01301102      11,585    99,769   Sole   None
Ace Ltd                         H0023R105      11,486   259,695   Sole   None
Teva Pharmaceutical Inds	881624209      11,140   225,777   Sole	 None
Novo-Nordisk                    670100205      10,608   194,794   Sole   None
Cisco Systems Inc               17275R102       9,519   510,426   Sole   None
Nike Inc.                       654106103       9,385   181,248   Sole   None
ConocoPhillips                  20825C104       9,377   222,951   Sole   None
Transocean Sedco Forex          G90078109       9,214   124,020   Sole   None
Rockwell Collins                774341101       9,143   219,088   Sole   None
Becton Dickinson Co             075887109       9,069   127,170   Sole   None
Emerson Electric                291011104       8,530   263,279   Sole   None
Intuit                          461202103       8,231   291,970   Sole   None
Adobe Systems                   00724F101       7,941   280,594   Sole   None
Devon Energy Corp New           25179M103       7,926   145,425   Sole   None
Amphenol Corp			032095101       7,848   248,049   Sole   None
Energizer Holdings Inc          29266R108       7,825   149,788   Sole   None
America Movil SAB de CV         02364W105       7,523   194,284   Sole   None
Wal-Mart Stores Inc		931142103       7,508   155,000   Sole	 None
Franklin Resources              354613101       6,996    97,156   Sole   None
Wells Fargo & Co.               949746101       6,675   275,151   Sole   None
Johnson & Johnson               478160104       6,634   116,798   Sole   None
Total S.A                       89151e109       6,520   120,223   Sole   None
Lincoln Elec Hldgs Inc          533900106       5,125   142,214   Sole   None
Berkshire Hathaway      A       084670108       2,970        33   Sole   None
Mastercard Inc.                 57636Q104       1,840    11,000   Sole   None
Schlumberger Ltd                806857108       1,787    33,030   Sole   None
Middleby Corp.			596278101	1,689    38,464   Sole   None
St. Jude Medical                790849103       1,639    39,882   Sole   None
Flir Systems Inc		302445101	1,587	 70,345	  Sole	 None
Gilead Sciences Inc Com         375558103       1,345    28,711   Sole   None
Ishares Ftse/Xinhua China       464287184       1,257    32,760   Sole   None
Waters Corp                     941848103       1,044    20,282   Sole   None
GameStop Corp                   36467W109       1,030    46,795   Sole   None
Quality Systems                 747582104         994    17,450   Sole   None
3M Company                      88579Y101         964    16,040   Sole   None
Petmedexpress Inc               816382106         943    62,724   Sole   None
Ishare MSCI Brazil F            464286400         928    17,515   Sole   None
Exxon Mobil Corp                30231g102         792    11,326   Sole   None
Apache Corp			037411105	  778	 10,785   Sole   None
Yamana Gold Inc                 98462Y100         775    87,710   Sole   None
Ishares MSCI EMIF               464287234         685    21,247   Sole   None
Weatherford International Ltd   G95089101         644    32,900   Sole   None
Petroleo Brasileiro SA          71654V408         637    15,554   Sole   None
Carnival Corp                   143658300         608    23,600   Sole   None
Suntech Power Holdings Co       86800C104         578    32,350   Sole   None
Bank of America                 060505104         548    41,486   Sole   None
Freeport McMoran Copper         35671D857         516    10,306   Sole   None
Walt Disney Co                  254687106         480    20,553   Sole   None
Encana Corp                     292505104         451     9,125   Sole   None
BHP Billiton Ltd                088606108         447     8,175   Sole   None
Market Vectors Agribusiness     57060U605         439    12,750   Sole   None
Medtronic Inc                   585055106         372    10,650   Sole   None
Halliburton Company             406216101         370    17,893   Sole   None
Goldman Sachs Group             38141G104         357     2,418   Sole   None
Quanta Services Inc             74762E102         282    12,190   Sole   None
General Electric                369604103         267    22,784   Sole   None
Qualcomm Inc.                   747525103         254     5,609   Sole   None
Rehabcare Group Inc.		759148109	  251	 10,500   Sole   None
Chevron Corp New                166764100         210     3,172   Sole   None
Emc Corporation                 268648102         208    15,900   Sole   None
Coca Cola Co                    191216100         208     4,329   Sole   None
MSCKI India Index               06739F291         202     4,120   Sole   None
Zions Bancorp                   989701107         196    16,968   Sole   None
Hologic Inc                     436440101         196    13,750   Sole   None
Sector Spdr Fincl               81369Y605         141    11,775   Sole   None
Headwaters Inc.                 42210P102          36    10,800   Sole   None

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